Interest expense and similar charges (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense and similar charges
Deposits from credit institutions	$ 19,373	$ 10,967	$ 12,400
Customer deposits	32,228	19,224	28,235
Marketable debt securities	7,632	5,308	5,756
Subordinated liabilities	1,646	1,668	1,767
Hedging derivatives	99	299	193
Other interest expense	2,906	2,214	1,824
Total interest expense and similar charges	$ 63,884	$ 39,680	$ 50,175